NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2016
Nature Of Operations And Basis Of Presentation Tables
Acquisition Pro forma information
	Year Ended September 30,
	2016	2015

Revenues	$—	$—
Net loss	$(11,548,647)	$(6,640,600)
Net loss per share – basic and diluted	$(0.17)	$(0.11)